Summary Of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Other intangible assets, useful lives, minimum, years	3
Other intangible assets, useful lives, maximum, years	25
Goodwill	$ 1,607.0	$ 1,612.3	$ 1,614.4
Impairment of goodwill	0	0	0
Net transaction gains/(losses)	(11.1)	(9.1)	(16.1)
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of investments in affiliated companies	20.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of investments in affiliated companies	50.00%
Swaps maturity date	2019
Morton International, Inc. [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill	$ 1,200.0